Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT
Premises and equipment were as follows for the dates indicated:

	At December 31,
	2013	2012
	(Dollars in thousands)
Land	$2,772	$2,772
Buildings	10,029	9,929
Furniture, fixtures, and equipment	5,531	5,249
Leasehold improvements	45	—
Construction in progress	6	66
	18,383	18,016
Less: Accumulated depreciation	(8,919)	(8,441)
	$9,464	$9,575

Depreciation expense was $567,000 and $577,000, respectively, for the years ended December 31, 2013 and 2012.
During the year ended December 31, 2013, the Company began to lease its loan production office under an operating lease. Rent expense for the year ended December 31, 2013 was $7,000. Rent commitments, before considering renewal options that generally are present, were as follows:

(Dollars in thousands)
2014	$14
2015	8